Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
1
Shares Security Description Value
Common Stock - 95.6%
Communication Services - 0.9%
10,415 Magnite, Inc.
(a)
$ 123,730
Consumer Discretionary - 9.0%
605 Boot Barn Holdings, Inc.
(a)
88,548
1,695 Cava Group, Inc.
(a)
137,125
4,635 Figs, Inc.
(a)
68,459
835 Five Below, Inc.
(a)
190,781
340 Installed Building Products, Inc. 90,151
7,550 National Vision Holdings, Inc.
(a)
195,545
1,270 Ollie's Bargain Outlet Holdings,
Inc.
(a)
116,891
735 Patrick Industries, Inc. 81,636
1,055 Shake Shack, Inc., Class A
(a)
93,336
3,730 Universal Technical Institute, Inc.
(a)
134,653
2,875 Warby Parker, Inc., Class A
(a)
60,576
1,257,701
Consumer Staples - 0.8%
1,865 Freshpet, Inc.
(a)
109,960
Energy - 8.2%
5,060 Matador Resources Co. 319,691
36,530 Patterson-UTI Energy, Inc. 395,620
9,045 ProPetro Holding Corp.
(a)
130,338
3,955 Solaris Energy Infrastructure, Inc.,
Class A 223,497
840 Weatherford International PLC 79,447
1,148,593
Financials - 1.8%
750 Enova International, Inc.
(a)
101,873
765 FirstCash Holdings, Inc. 143,820
245,693
Health-Care - 22.5%
4,435 Alignment Healthcare, Inc.
(a)
78,145
1,770 Apogee Therapeutics, Inc.
(a)
148,981
4,620 Axogen, Inc.
(a)
153,061
755 Axsome Therapeutics, Inc.
(a)
127,610
1,425 Bridgebio Pharma, Inc.
(a)
105,821
7,890 BrightSpring Health Services, Inc.
(a)
336,193
345 Dianthus Therapeutics, Inc.
(a)
28,952
7,325 Guardian Pharmacy Services, Inc.
(a)
275,860
1,880 Halozyme Therapeutics, Inc.
(a)
121,504
3,885 HeartFlow, Inc.
(a)
94,522
1,465 Hinge Health, Inc., Class A
(a)
56,490
2,465 Ionis Pharmaceuticals, Inc.
(a)
185,097
1,990 KalVista Pharmaceuticals, Inc.
(a)
40,059
920 Kiniksa Pharmaceuticals
International PLC
(a)
44,298
Shares Security Description Value
Health-Care - 22.5% (continued)
625 Krystal Biotech, Inc.
(a)
$ 161,450
1,285 Ligand Pharmaceuticals, Inc.
(a)
256,550
1,480 Mirum Pharmaceuticals, Inc.
(a)
136,722
1,580 Palvella Therapeutics, Inc.
(a)
196,947
5,335 Tandem Diabetes Care, Inc.
(a)
102,272
1,175 Tarsus Pharmaceuticals, Inc.
(a)
82,426
1,035 The Ensign Group, Inc. 208,553
1,630 Travere Therapeutics, Inc.
(a)
48,427
5,835 Waystar Holding Corp.
(a)
140,682
3,130,622
Industrials - 29.1%
2,120 Allient, Inc. 125,271
11,370 Amprius Technologies, Inc.
(a)
191,698
355 Argan, Inc. 193,351
1,715 Astronics Corp.
(a)
114,442
1,390 CECO Environmental Corp.
(a)
82,816
1,350 Construction Partners, Inc.,
Class A
(a)
150,012
570 Dycom Industries, Inc.
(a)
193,128
155 ESCO Technologies, Inc. 43,612
3,125 Firefly Aerospace, Inc.
(a)
88,969
5,875 Healthcare Services Group, Inc.
(a)
108,981
539 JBT Marel Corp. 68,922
2,575 Karman Holdings, Inc.
(a)
206,129
5,440 Knight-Swift Transportation
Holdings, Inc. 313,235
2,165 Kratos Defense & Security
Solutions, Inc.
(a)
152,654
765 MasTec, Inc.
(a)
246,131
2,445 Mercury Systems, Inc.
(a)
178,265
1,275 Modine Manufacturing Co.
(a)
276,305
1,675 Nextpower, Inc., Class A
(a)
201,921
7,180 Planet Labs PBC
(a)
200,681
130 Powell Industries, Inc. 70,341
515 RBC Bearings, Inc.
(a)
279,707
1,320 SiteOne Landscape Supply, Inc.
(a)
175,705
605 Sterling Infrastructure, Inc.
(a)
246,398
765 VSE Corp. 141,066
4,049,740
Information Technology - 22.0%
15,270 ADTRAN Holdings, Inc.
(a)
192,096
810 Advanced Energy Industries, Inc. 261,395
1,130 Clear Secure, Inc., Class A 54,703
2,570 DigitalOcean Holdings, Inc.
(a)
220,455
415 Fabrinet
(a)
216,431
990 FormFactor, Inc.
(a)
96,020
3,785 JFrog, Ltd.
(a)
177,630
7,525 Klaviyo, Inc., Class A
(a)
146,436

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 22.0% (continued)
1,985 Lattice Semiconductor Corp.
(a)
$ 184,129
335 MACOM Technology Solutions
Holdings, Inc.
(a)
74,393
690 MKS, Inc. 158,569
3,600 nLight, Inc.
(a)
205,272
680 Onto Innovation, Inc.
(a)
139,448
3,680 PDF Solutions, Inc.
(a)
120,373
1,030 Semtech Corp.
(a)
79,197
1,140 Silicon Motion Technology Corp.,
ADR 128,011
400 SiTime Corp.
(a)
138,140
1,570 TTM Technologies, Inc.
(a)
152,949
3,035 Ultra Clean Holdings, Inc.
(a)
188,716
2,135 Viavi Solutions, Inc.
(a)
71,053
3,825 Zeta Global Holdings Corp.,
Class A
(a)
60,894
3,066,310
Materials - 1.3%
465 Carpenter Technology Corp. 183,280
Total Common Stock (Cost $12,280,098) 13,315,629
Shares Security Description Value
Money Market Fund - 4.6%
637,630 First American Treasury
Obligations Fund,
Class X, 3.60%
(b)
(Cost $637,630) 637,630
Investments, at value - 100.2% (Cost
$12,917,728) $ 13,953,259
Other Assets & Liabilities, Net - (0.2)% (26,023)
Net Assets - 100.0% $ 13,927,236
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 13,953,259
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 13,953,259